Inventories - Summary of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Raw materials	€ 885	€ 821
Work-in-progress	92	94
Finished goods	1,738	2,024
Total inventories at the lower of cost and net realisable value	€ 2,715	€ 2,939